11. Land use right, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG TIANLAN
Land use right	7,361	7,361
Less: Accumulated amortisation	(1,316)	(1,167)
Net	6,045	6,194
Amortisation expense	149	141	177
ZHEJIANG JIAHUAN
Land use right	7,987	7,987
Less: Accumulated amortisation	(1,373)	(1,210)
Net	6,614	6,777
Amortisation expense	163	163	163